Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Equity Funds (Invesco Equity Funds)
Entity Central Index Key	0000105377
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000000691 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class A
Trading Symbol	LCEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class A)	$41	0.83%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 9,914,784,562
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.

C000021943 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R5
Trading Symbol	CHTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R5)	$37	0.75%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[2]
Net Assets	$ 3,215,050,087
Holdings Count | Holding	73
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000120713 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R6
Trading Symbol	CHFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R6)	$33	0.68%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%	[3]
Net Assets	$ 3,215,050,087
Holdings Count | Holding	73
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000000680 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class R
Trading Symbol	CHRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class R)	$62	1.26%
*	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%	[4]
Net Assets	$ 3,215,050,087
Holdings Count | Holding	73
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000081511 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class S
Trading Symbol	CHRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class S)	$45	0.91%
*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%	[5]
Net Assets	$ 3,215,050,087
Holdings Count | Holding	73
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000000679 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class C
Trading Symbol	CHTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class C)	$86	1.76%
*	Annualized.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.76%	[6]
Net Assets	$ 3,215,050,087
Holdings Count | Holding	73
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000069441 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class Y
Trading Symbol	CHTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class Y)	$37	0.76%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[7]
Net Assets	$ 3,215,050,087
Holdings Count | Holding	73
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000000677 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Charter Fund
Class Name	Class A
Trading Symbol	CHTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Charter Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Charter Fund (Class A)	$50	1.01%
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[8]
Net Assets	$ 3,215,050,087
Holdings Count | Holding	73
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,215,050,087
Total number of portfolio holdings	73
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.23%
NVIDIA Corp.	5.47%
Apple, Inc.	5.22%
Amazon.com, Inc.	4.24%
JPMorgan Chase & Co.	2.97%
Meta Platforms, Inc., Class A	2.54%
Alphabet, Inc., Class A	2.14%
Broadcom, Inc.	2.11%
Eli Lilly and Co.	2.07%
Walmart, Inc.	2.06%
* Excluding money market fund holdings, if any.

C000188847 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R6
Trading Symbol	SMISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R6)	$33	0.69%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%	[9]
Net Assets	$ 3,050,581,119
Holdings Count | Holding	69
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.

C000069444 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class Y
Trading Symbol	ASMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class Y)	$35	0.73%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%	[10]
Net Assets	$ 3,050,581,119
Holdings Count | Holding	69
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.

C000069445 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class R5
Trading Symbol	SMITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class R5)	$33	0.69%
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%	[11]
Net Assets	$ 3,050,581,119
Holdings Count | Holding	69
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.

C000063683 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class A
Trading Symbol	ASMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class A)	$47	0.98%
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%	[12]
Net Assets	$ 3,050,581,119
Holdings Count | Holding	69
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.

C000063685 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class C
Trading Symbol	CSMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class C)	$83	1.73%
*	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.73%	[13]
Net Assets	$ 3,050,581,119
Holdings Count | Holding	69
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.

C000063686 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class P
Trading Symbol	SMMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class P)	$40	0.83%
*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.83%	[14]
Net Assets	$ 3,050,581,119
Holdings Count | Holding	69
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.

C000081512 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Summit Fund
Class Name	Class S
Trading Symbol	SMMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Summit Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Summit Fund (Class S)	$42	0.88%
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.88%	[15]
Net Assets	$ 3,050,581,119
Holdings Count | Holding	69
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$3,050,581,119
Total number of portfolio holdings	69
Portfolio turnover rate	27%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.44%
Amazon.com, Inc.	7.53%
Microsoft Corp.	6.77%
Meta Platforms, Inc., Class A	5.68%
Apple, Inc.	5.34%
Mastercard, Inc., Class A	3.56%
Netflix, Inc.	3.54%
Broadcom, Inc.	3.43%
Alphabet, Inc., Class C	3.39%
ServiceNow, Inc.	2.31%
* Excluding money market fund holdings, if any.

C000000693 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class C
Trading Symbol	LCEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class C)	$78	1.58%
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.58%	[16]
Net Assets	$ 9,914,784,562
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.

C000029594 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R
Trading Symbol	DDFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R)	$53	1.08%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.08%	[17]
Net Assets	$ 9,914,784,562
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.

C000069443 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class Y
Trading Symbol	LCEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class Y)	$29	0.58%
*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[18]
Net Assets	$ 9,914,784,562
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.

C000029595 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Investor Class
Trading Symbol	LCEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Investor Class)	$37	0.76%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[19]
Net Assets	$ 9,914,784,562
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.

C000021945 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R5
Trading Symbol	DDFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R5)	$27	0.54%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[20]
Net Assets	$ 9,914,784,562
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.

C000120714 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Diversified Dividend Fund
Class Name	Class R6
Trading Symbol	LCEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Diversified Dividend Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Diversified Dividend Fund (Class R6)	$23	0.47%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[21]
Net Assets	$ 9,914,784,562
Holdings Count | Holding	80
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,914,784,562
Total number of portfolio holdings	80
Portfolio turnover rate	32%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.89%
Walmart, Inc.	3.02%
Philip Morris International, Inc.	2.67%
Chevron Corp.	2.50%
Lowe's Cos., Inc.	2.31%
Johnson & Johnson	2.30%
Bank of America Corp.	2.25%
McDonald's Corp.	2.20%
Microsoft Corp.	2.17%
Medtronic PLC	2.11%
* Excluding money market fund holdings, if any.

C000209276 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class A
Trading Symbol	OARDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class A)	$48	0.97%
*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%	[22]
Net Assets	$ 2,992,071,718
Holdings Count | Holding	76
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.

C000209268 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class C
Trading Symbol	OCRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class C)	$84	1.72%
*	Annualized.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.72%	[23]
Net Assets	$ 2,992,071,718
Holdings Count | Holding	76
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.

C000209270 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R
Trading Symbol	ONRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R)	$60	1.22%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.22%	[24]
Net Assets	$ 2,992,071,718
Holdings Count | Holding	76
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.

C000209271 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class Y
Trading Symbol	OYRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class Y)	$35	0.72%
*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[25]
Net Assets	$ 2,992,071,718
Holdings Count | Holding	76
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.

C000209272 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R5
Trading Symbol	RSDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R5)	$32	0.64%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[26]
Net Assets	$ 2,992,071,718
Holdings Count | Holding	76
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.

C000209273 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Rising Dividends Fund
Class Name	Class R6
Trading Symbol	OIRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Rising Dividends Fund (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Rising Dividends Fund (Class R6)	$32	0.64%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[27]
Net Assets	$ 2,992,071,718
Holdings Count | Holding	76
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$2,992,071,718
Total number of portfolio holdings	76
Portfolio turnover rate	21%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.00%
Apple, Inc.	4.81%
NVIDIA Corp.	3.78%
JPMorgan Chase & Co.	2.81%
Walmart, Inc.	2.40%
Broadcom, Inc.	2.33%
Visa, Inc., Class A	2.26%
Procter & Gamble Co. (The)	2.20%
Philip Morris International, Inc.	2.06%
Meta Platforms, Inc., Class A	2.06%
* Excluding money market fund holdings, if any.

C000209248 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class A
Trading Symbol	OMSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class A)	$50	1.02%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[28],[29]
Net Assets	$ 1,396,741,423
Holdings Count | Holding	81
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000209247 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class C
Trading Symbol	OMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class C)	$87	1.78%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.78%	[30],[31]
Net Assets	$ 1,396,741,423
Holdings Count | Holding	81
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000209243 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R6
Trading Symbol	IOAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R6)	$34	0.70%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[32]
Net Assets	$ 1,396,741,423
Holdings Count | Holding	81
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000209246 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R
Trading Symbol	OMSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R)	$63	1.28%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.28%	[33],[34]
Net Assets	$ 1,396,741,423
Holdings Count | Holding	81
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000209245 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class Y
Trading Symbol	OMSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class Y)	$38	0.78%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%	[35],[36]
Net Assets	$ 1,396,741,423
Holdings Count | Holding	81
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000209244 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street All Cap Fund®
Class Name	Class R5
Trading Symbol	MSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street All Cap Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street All Cap Fund® (Class R5)	$34	0.70%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%	[37]
Net Assets	$ 1,396,741,423
Holdings Count | Holding	81
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$1,396,741,423
Total number of portfolio holdings	81
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.26%
NVIDIA Corp.	6.33%
Apple, Inc.	5.49%
Amazon.com, Inc.	4.48%
Meta Platforms, Inc., Class A	3.27%
JPMorgan Chase & Co.	2.89%
Alphabet, Inc., Class A	2.85%
Broadcom, Inc.	2.44%
Eli Lilly and Co.	2.06%
Philip Morris International, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000209264 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R6
Trading Symbol	OMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R6)	$24	0.49%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[38]
Net Assets	$ 9,977,350,202
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.

C000209260 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R5
Trading Symbol	MSJFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R5)	$24	0.49%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[39]
Net Assets	$ 9,977,350,202
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.

C000209258 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class Y
Trading Symbol	MIGYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class Y)	$27	0.56%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.56%	[40]
Net Assets	$ 9,977,350,202
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.

C000209256 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class R
Trading Symbol	OMGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class R)	$52	1.06%
*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%	[41]
Net Assets	$ 9,977,350,202
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.

C000209253 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class C
Trading Symbol	MIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class C)	$76	1.56%
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.56%	[42]
Net Assets	$ 9,977,350,202
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.

C000209266 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Fund®
Class Name	Class A
Trading Symbol	MSIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Fund® (the “Fund”) for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Fund® (Class A)	$39	0.79%
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[43]
Net Assets	$ 9,977,350,202
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2025)
Fund net assets	$9,977,350,202
Total number of portfolio holdings	76
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2025)
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	7.54%
NVIDIA Corp.	6.23%
Apple, Inc.	6.20%
Amazon.com, Inc.	4.82%
Alphabet, Inc., Class A	3.12%
Philip Morris International, Inc.	2.61%
JPMorgan Chase & Co.	2.59%
Meta Platforms, Inc., Class A	2.51%
McDonald's Corp.	2.07%
Broadcom, Inc.	2.04%
* Excluding money market fund holdings, if any.

[1]	Annualized.
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[29]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[31]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[32]	Annualized.
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[34]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[36]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
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[43]	Annualized.